East Tank Farm Development (ETFD) (Details) - CAD ($) $ in Millions		12 Months Ended
	Nov. 22, 2017	Dec. 31, 2018	Dec. 31, 2017
EAST TANK FARM DEVELOPMENT PARTNERSHIP (ETFD)
Distributions to partners			$ 25.0
Allocated to interest expense			5.0
Allocated to principal			$ 20.0
East Tank Farm Development
EAST TANK FARM DEVELOPMENT PARTNERSHIP (ETFD)
Gross proceeds	$ 503.0
Ownership interest (as percent)	51.00%
Distributions to partners		$ 62.0
Allocated to interest expense		56.0
Allocated to principal		$ 6.0
East Tank Farm Development | Fort McKay First Nation and the Mikisew Cree First Nation Partnership
EAST TANK FARM DEVELOPMENT PARTNERSHIP (ETFD)
Ownership interest sold	49.00%